Property, Plant and Equipment - Additional Information (Details) - 12 months ended Dec. 31, 2022 € in Millions, $ in Millions	EUR (€)	USD ($)
Property, Plant and Equipment
Increase in net value of property, plant and equipment	€ 4.2
Fibroscan machines
Property, Plant and Equipment
Additions to right-of-use assets	€ 5.1	$ 5.1